Unaudited Condensed Consolidated Statements of Changes in Shareholders’ Equity	Ordinary shares Class A USD ($) shares	Ordinary shares Class A SGD ($) shares	Ordinary shares Class B USD ($) shares	Ordinary shares Class B SGD ($) shares	Additional paid-in capital USD ($)	Additional paid-in capital SGD ($)	Accumulated other comprehensive income/(loss) USD ($)	Accumulated other comprehensive income/(loss) SGD ($)	Accumulated deficit USD ($)	Accumulated deficit SGD ($)	USD ($)	SGD ($)
Balance at Dec. 31, 2024		$ 1,549		$ 1,352		$ 6,290,712		$ 250,665		$ (163,354)		$ 6,380,924
Balance (in Shares) at Dec. 31, 2024 | shares	1,437,500	1,437,500	10,000,000	10,000,000
Net loss										(508,113)		(508,113)
Foreign currency translation adjustment								(293,535)				(293,535)
Balance at Jun. 30, 2025	$ 1,150	$ 1,549	$ 1,000	$ 1,352	$ 4,946,046	6,290,712	$ (33,705)	(42,870)	$ (527,924)	(671,467)	$ 4,386,567	5,579,276
Balance (in Shares) at Jun. 30, 2025 | shares	1,437,500	1,437,500	10,000,000	10,000,000
Balance at Dec. 31, 2025		$ 1,770		$ 1,352		9,401,440		17,220		(2,516,356)		6,905,426
Balance (in Shares) at Dec. 31, 2025 | shares	1,652,224	1,652,224	10,000,000	10,000,000
Net loss										(315,197)	(243,566)	(315,197)
Class A ordinary shares to be issued		$ 488				(488)
Class A ordinary shares to be issued (in Shares) | shares	609,756	609,756
Foreign currency translation adjustment								18,789				18,789
Balance at Jun. 30, 2026	$ 1,810	$ 2,258	$ 1,000	$ 1,352	$ 7,264,448	$ 9,400,952	$ 27,826	$ 36,009	$ (2,188,048)	$ (2,831,553)	$ 5,107,036	$ 6,609,018
Balance (in Shares) at Jun. 30, 2026 | shares	2,261,980	2,261,980	10,000,000	10,000,000